Associates and Other Investments - Summary of Changes in Investments Accounted for Under Equity Method During the Period and Changes in Fair Value of Warrants Purchased Accounted for Under Equity Investments During the Period (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Changes In Investments Accounted For Under Equity Method During The Period And Changes In Fair Value Of Warrants Purchased Accounted For Under Equity Investments During The Period [Line Items]
Common shares, Beginning balance	$ 13,033
Share of loss of Arena Minerals	(1,359)	$ (342)
Common shares, Ending balance	17,276	13,033
Warrants, Beginning balance	817,342
Warrants, Ending balance	1,016,548	817,342
Arena Minerals [Member]
Disclosure In Tabular Form Of Changes In Investments Accounted For Under Equity Method During The Period And Changes In Fair Value Of Warrants Purchased Accounted For Under Equity Investments During The Period [Line Items]
Common shares, Beginning balance	13,033	13,375
Purchase of Arena Minerals shares and warrants		(342)
Share of loss of Arena Minerals	(1,359)
Exercise of warrants	5,602
Common shares, Ending balance	17,276	13,033
Arena Minerals [Member] | Warrants For The Purchase Of Equity Method Investments [Member] | Level 3 of fair value hierarchy [member]
Disclosure In Tabular Form Of Changes In Investments Accounted For Under Equity Method During The Period And Changes In Fair Value Of Warrants Purchased Accounted For Under Equity Investments During The Period [Line Items]
Warrants, Beginning balance	7,558	1,383
Gain on change in fair value of Arena Minerals warrants	(3,085)	6,175
Exercise of warrants	(2,857)
Warrants, Ending balance	$ 1,616	$ 7,558